Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Registrant Name	WORKHORSE GROUP INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37673
Entity Tax Identification Number	26-1394771
Entity Address, Address Line One	48443 Alpha Drive #190
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	(888)
Local Phone Number	646-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WKHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001425287
Amendment Flag	false